BASIS OF PREPARATION OF THESE CONSOLIDATED FINANCIAL STATEMENTS - Narrative (Details) - USD ($) $ in Thousands	72 Months Ended
	Dec. 31, 2019	Jan. 01, 2019	Dec. 31, 2018
Disclosure of quantitative information about right-of-use assets [line items]
Weighted average lessee's incremental borrowing rate applied to lease liabilities recognised (as a percentage)		614.00%
Retained earnings	$ 239,378		$ 187,335
Uncertain tax loss	$ 1,768
Adjustment on initial application of IFRS 16 (note 2.1) | Retained earnings
Disclosure of quantitative information about right-of-use assets [line items]
Adjustment on initial application of IFRS 16			$ 1,972